Finance cost (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Borrowing costs [abstract]
Interest on long-term debt	$ 39,266,000	$ 43,340,000
Unwinding of discount on provisions	21,445,000	14,403,000
Redemption of Series E debentures	0	24,439,000
Other charges	15,901,000	13,951,000
Finance costs	76,612,000	$ 96,133,000
Borrowing costs capitalised	$ 0